Revenue from Contracts with Customers - Summary of Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Contract With Customer Asset And Liability [Line Items]
Contract liabilities	$ 1,777	$ 2,520
Prepaid Expenses And Other Assets
Contract With Customer Asset And Liability [Line Items]
Contract assets	$ 533	$ 756